Label	Element	Value
Potential Dilutive Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount1	paas_AntidilutiveSecuritiesExcludedfromComputationofEarningsPerShareAmount1	376,967
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount1	paas_AntidilutiveSecuritiesExcludedfromComputationofEarningsPerShareAmount1	65,044